Pension and Severance Plans (Amounts Recognized in Accumulated Other Comprehensive Income, Excluding Tax Effects) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Japan
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	¥ (26)	¥ (369)
Net actuarial loss	163,401	223,354
Ending balance	163,375	222,985
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	9,350	10,058
Net actuarial loss	102,821	66,326
Ending balance	¥ 112,171	¥ 76,384